Consolidated Statements Of Shareholders' Equity ¥ in Millions, $ in Millions		CNY (¥)	USD ($)	Cumulative effect of accounting change [Member] CNY (¥)	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Ordinary Shares Cumulative effect of accounting change [Member] CNY (¥)	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Cumulative effect of accounting change [Member] CNY (¥)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Retained Earnings Cumulative effect of accounting change [Member] CNY (¥)	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Accumulated Other Comprehensive (Loss) Income USD ($)	Accumulated Other Comprehensive (Loss) Income Cumulative effect of accounting change [Member] CNY (¥)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests Cumulative effect of accounting change [Member] CNY (¥)
Balances (in shares) at Dec. 31, 2017 | shares	[1]				2,785,298,560	2,785,298,560
Balances at Dec. 31, 2017		¥ 119,350		¥ 933			¥ 0	¥ 12,088		¥ 0	¥ 102,328		¥ 2,787	¥ 930		¥ (1,854)	¥ 4,004		¥ 0
Net income		22,582			¥ 0			0			27,573			0			(4,991)
Other comprehensive income		2,140			0			0			0			1,134			1,006
Business combinations		1,387			0			75			0			0			1,312
Issuance of shares by the Company's subsidiaries to noncontrolling interest		14,251			¥ 0			14,984			0			0			(733)
Exercise of share-based awards (in shares) | shares	[1]				26,070,320	26,070,320
Exercise of share-based awards		689			¥ 0			689			0			0			0
Share-based compensation		4,557			0			4,340			0			0			217
Accretion of redeemable noncontrolling interests		(146)			0			0			(130)			0			(16)
Repurchase and retirement of ordinary shares		(3,312)			¥ 0			0			(3,312)			0			0
Repurchase and retirement of ordinary shares (in shares) | shares	[1]				(16,573,200)	(16,573,200)
Disposal of subsidiaries' shares		1,558			¥ 0			1,323			0			0			235
Conversion of iQIYI preferred shares recognized as redeemable noncontrolling interests to ordinary shares		11,150			0			0			0			0			11,150
Equity component of convertible senior notes issued by iQIYI, net of issuance costs		362			0			206			0			0			156
Purchase of capped calls		(465)			¥ 0			(264)			0			0			(201)
Balances (in shares) at Dec. 31, 2018 | shares	[1]				2,794,795,680	2,794,795,680
Balances at Dec. 31, 2018		175,036			¥ 0			33,441			129,246			210			12,139
Net income		(2,288)			0			0			2,057			0			(4,345)
Other comprehensive income		(1,490)			0			0			0			(1,593)			103
Business combinations		266			0			0			0			0			266
Issuance of shares by the Company's subsidiaries to noncontrolling interest		306			0			(19)			0			0			325
Acquisition of non-controlling interests in a subsidiary		(65)			¥ 0			(22)			0			0			(43)
Exercise of share-based awards (in shares) | shares	[1]				24,997,040	24,997,040
Exercise of share-based awards		18			¥ 0			18			0			0			0
Share-based compensation		5,549			0			5,045			0			0			504
Dividends paid and payable by the Company's subsidiaries		(128)			0			0			0			0			(128)
Accretion of redeemable noncontrolling interests		(111)			0			0			(77)			0			(34)
Repurchase and retirement of ordinary shares		(4,958)			¥ 0			0			(4,958)			0			0
Repurchase and retirement of ordinary shares (in shares) | shares	[1]				(53,162,720)	(53,162,720)
Disposal of subsidiaries' shares		(850)			¥ 0			13			0			0			(863)
Equity component of convertible senior notes issued by iQIYI, net of issuance costs		988			0			559			0			0			429
Purchase of capped calls		(567)			¥ 0			(321)			0			0			(246)
Balances (in shares) at Dec. 31, 2019 | shares	[1]				2,766,630,000	2,766,630,000
Balances at Dec. 31, 2019		171,706		¥ (357)	¥ 0		¥ 0	38,714		¥ 0	126,268		¥ (314)	(1,383)		¥ 0	8,107		¥ (43)
Net income		19,026			0			0			22,472			0			(3,446)
Other comprehensive income		1,775			0			0			0			1,582			193
Business combinations		798			0			0			0			0			798
Issuance of shares by the Company's subsidiaries to noncontrolling interest		4,657			¥ 0			2,260			0			0			2,397
Exercise of share-based awards (in shares) | shares	[1]				38,595,040	38,595,040
Exercise of share-based awards		302			¥ 0			302			0			0			0
Share-based compensation		6,394			0			5,749			0			0			645
Dividends paid and payable by the Company's subsidiaries		(70)			0			0			0			0			(70)
Return of equity to noncontrolling interest shareholders		(2,704)			0			0			0			0			(2,704)
Accretion of redeemable noncontrolling interests		(127)			0			0			(88)			0			(39)
Repurchase and retirement of ordinary shares		(13,054)			¥ 0			0			(13,054)			0			0
Repurchase and retirement of ordinary shares (in shares) | shares	[1]				(126,096,000)	(126,096,000)
Equity component of convertible senior notes issued by iQIYI, net of issuance costs		395			¥ 0			208			0			0			187
Others (in shares) | shares	[1]				0	0
Others		0			¥ 0			(20)			0						20
Balances (in shares) at Dec. 31, 2020 | shares	[1]				2,679,129,040	2,679,129,040
Balances at Dec. 31, 2020		¥ 188,741	$ 28,926		¥ 0	$ 0		¥ 47,213	$ 7,236		¥ 135,284	$ 20,733		¥ 199	$ 30		¥ 6,045	$ 927

[1]	The number of shares has been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that became effective on March 1, 2021 as detailed in Note 1 and Note 21.